Stock-Based Compensation (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		213 Months Ended	219 Months Ended							6 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2011	Jul. 31, 2013	Jan. 31, 2014	Jun. 04, 2013	Mar. 05, 2013	Feb. 05, 2013	Jul. 31, 2012	Jun. 06, 2012	Jul. 31, 2010	Jan. 31, 2014 Options	Jul. 31, 2013 Options	Jul. 31, 2012 Options	Jul. 31, 2011 Options	Jul. 31, 2013 Common Stock	Jul. 31, 2012 Common Stock	Jul. 31, 2011 Common Stock	Jan. 31, 2014 Stock Option Plan 2001	Jul. 31, 2013 Stock Option Plan 2001	Jan. 31, 2014 Stock Option Plan 2006	Jul. 31, 2013 Stock Option Plan 2006	Jul. 31, 2012 Stock Option Plan 2006	Jul. 31, 2013 Options	Jul. 31, 2012 Options	Jul. 31, 2011 Options
Common stock reserved for future issuance																				12,000,000	12,000,000	60,000,000	60,000,000
Common stock reserved for future awards													38,014,390							1,353,916	4,650,222	6,417,242	7,113,391
Share-based employee compensation														$ 837,753	$ 602,384	$ 936,465	$ 0	$ 130,544	$ 100,999
Outstanding options			29,701,197	7,340,182	29,701,197					29,701,197		7,465,638	38,014,390												29,701,197
Outstanding options, weighted average remaining contractual term													4 years 2 months 12 days	4 years 2 months 16 days
Unrecognized compensation cost			5,365		5,365
Cost expected to be recognized, weighted average period of time			2 months 12 days
Share based compensation for deferred salary and director fees																									24,532,719	5,851,696	3,300,000
Closing price of common stock	$ 0.042		$ 0.035		$ 0.035	$ 0.042	$ 0.0325	$ 0.034	$ 0.038	$ 0.093	$ 0.0925												$ 0.001	$ 0.001
Fair value of stock options granted					4,011,938	4,011,938										692,010
Fair value of stock options vested																											692,010
Grant date exercise price and current price of underlying stock																											$ 0.282
Options fair value assumptions, expected term				5 years												5 years
Options fair value assumptions, expected volatility rate				101.00%												101.30%
Options fair value assumptions, expected dividend payments				$ 0												$ 0
Risk-free interest rate				0.13%												0.13%